GOING CONCERN AND LIQUIDITY CONSIDERATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 820,822	$ 567,334	$ 4,905,575	$ 1,078,815
Retained Earnings (Accumulated Deficit)	14,230,835	$ 1,447,877	14,230,835	$ 1,447,877
Working capital	$ 1,401,091		$ 1,401,091